MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML Total Return Bond Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-53 and B-56 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President 2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.

Effective July 1, 2023, the following information replaces similar information found on page B-54 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-55 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-56 and B-57 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-60 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $10,450 per quarter plus a fee of $1,520 per in-person meeting attended plus a fee of $1,520 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $10,450 per quarter plus a fee of $1,520 per in-person meeting attended plus a fee of $1,520 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-23-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds Core Allocation Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-57 and B-60 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-57 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-58 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment

Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-58 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-60 and B-61 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-64 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $10,450 per quarter plus a fee of $1,520 per in-person meeting attended plus a fee of $1,520 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $10,450 per quarter plus a fee of $1,520 per in-person meeting attended plus a fee of $1,520 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-23-01